UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     December 31, 2008
-------------------   --------------------   -------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   19
                                          ---------------------------

 Form 13F Information Table Value Total:   $125,690,764.43
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER           TITLE OF            CUSIP       VALUE (X     SHRS AMT  SECU- INVEST- OTHER   VOTING   VOTING
                         CLASS                            $1000)                RITY   MENT   MGRS  AUTHORITY  AUTHO-
                                                                                TYPE  DISCRE-         NO. OF    RITY
                                                                                       TION           SHARES    SOLE/
                                                                                                               SHARED/
                                                                                                                NONE
CANADIAN NATURAL         COM              136385 10 1     174,988.73      4,381  SHRS   SOLE   N/A       4,381  SOLE
RESOURCES CMN
CARDERO RESOURCES        COM              14140U 10 5      56,647.28     50,100  SHRS   SOLE   N/A      50,100  SOLE
CORP
CENTRAL FD CDA CL A      CLASS A          153501 10 1  25,522,582.80  2,274,740  SHRS   SOLE   N/A   2,274,740  SOLE
ISIN #CA1535011011  SE
CENTRAL GOLD-TRUST       TR UNIT          153546 10 6      4,246,260    109,800  SHRS   SOLE   N/A     109,800  SOLE
CMN
CENTRAL SUN MINING       COM              155432 10 7         81,303    342,172  SHRS   SOLE   N/A     342,172  SOLE
INC - (GlenCairn)
Chipotle Mexican Grill - CLASS A          169656 10 5      2,789,100     45,000  SHRS   SOLE   N/A      45,000  SOLE
CL A
FRONTEER DEVELOPMENT     COM              35903Q 10 6      1,969,131  1,009,800  SHRS   SOLE   N/A   1,009,800  SOLE
GROUP
GAMMON GOLD INC          COM              36467T 10 6  20,920,852.11  3,782,800  SHRS   SOLE   N/A   3,782,800  SOLE
IAM GOLD CORP            COM              450913 10 8  15,723,064.32  2,525,000  SHRS   SOLE   N/A   2,525,000  SOLE
ISHARES SILVER           ISHARES          46428Q 10 9   2,301,488.00    205,490  SHRS   SOLE   N/A     205,490  SOLE
TRUST
Jaguar Mining Inc        COM              47009M 10 3  13,028,588.28  2,548,300  SHRS   SOLE   N/A   2,548,300  SOLE
Keegan Resources Inc     COM              487275 10 9      58,009.01     60,000  SHRS   SOLE   N/A      60,000  SOLE
MAG SILVER CORP          COM              55903Q 10 4   8,960,402.29  1,999,300  SHRS   SOLE   N/A   1,999,300  SOLE
Monster Worldwide Inc    COM              611742 10 7      4,533,750    375,000  SHRS   SOLE   N/A     375,000  SOLE
Novagold Resources       COM NEW          66987E 20 6      1,805,829  1,228,455  SHRS   SOLE   N/A   1,228,455  SOLE
OREZONE RESOURCES INC    COM              685921 10 8      5,209,207 11,154,100  SHRS   SOLE   N/A  11,154,100  SOLE
STAR GAS PARTNERS L.P.   UNIT LTD PARTNER 85512C 10 5   4,875,160.24  2,039,816  SHRS   SOLE   N/A   2,039,816  SOLE
UNIBANCO UNIAO DE        ADR              90458E 10 7  13,189,386.26  1,602,100  SHRS   SOLE   N/A   1,602,100  SOLE
BANCOS BRASIL - ADR
UNICO AMERN CORP         COM              904677 10 8     245,016.00     29,880  SHRS   SOLE   N/A      29,880  SOLE
                                                      125,690,764.43



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